Other disclosures - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Discounted cash flow | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ 4,170	€ 450
Increase in fair value of liabilities due to change in inputs	4,260	250
Discounted cash flow | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs		0
Increase in fair value of liabilities due to change in inputs		0
Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	40	450
Increase in fair value of liabilities due to change in inputs	40	250
Local volatility | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	440	450
Increase in fair value of liabilities due to change in inputs	210	130
Local volatility | Financial liabilities held for trading | Swaptions
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	5,770	210
Increase in fair value of liabilities due to change in inputs	€ 1,390	€ 100
Minimum | Volatility | Discounted cash flow | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.10
Minimum | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Minimum | Volatility | Local volatility | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Minimum | Volatility | Local volatility | Financial liabilities held for trading | Swaptions
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0060	0.10
Minimum | Inflation Swap Rate | Discounted cash flow | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Maximum | Volatility | Discounted cash flow | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.90
Maximum | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Maximum | Volatility | Local volatility | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Maximum | Volatility | Local volatility | Financial liabilities held for trading | Swaptions
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0114	0.90
Maximum | Inflation Swap Rate | Discounted cash flow | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.99	0.90
Weighted average | Volatility | Discounted cash flow | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.4766
Weighted average | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.5062	0.3903
Weighted average | Volatility | Local volatility | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.3610	0.2809
Weighted average | Volatility | Local volatility | Financial liabilities held for trading | Swaptions
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.007047	0.3555
Weighted average | Inflation Swap Rate | Discounted cash flow | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.5054	0.3903
Financial assets held for trading | Repos / Reverse Repos | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (70)	€ (80)
Increase in fair value of assets due to change in inputs	0	0
Financial assets held for trading | Corporate Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(4,880)	(1,900)
Increase in fair value of assets due to change in inputs	€ 5,030	€ 1,900
Financial assets held for trading | Corporate Debt | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Corporate Debt | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Corporate Debt | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0507	0.0501
Financial assets held for trading | Government debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (6,860)	€ (7,770)
Increase in fair value of assets due to change in inputs	€ 6,820	€ 7,720
Financial assets held for trading | Government debt | Minimum | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Government debt | Maximum | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Government debt | Weighted average | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0399	0.0399
Financial assets held for trading | Currency swap contract | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (900)
Increase in fair value of assets due to change in inputs		€ 1,030
Financial assets held for trading | Currency swap contract | Minimum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0006)
Financial assets held for trading | Currency swap contract | Maximum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0006
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.000040
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (410)	€ (510)
Increase in fair value of assets due to change in inputs	630	890
Financial assets held for trading | EQ Options | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(6,220)	(1,260)
Increase in fair value of assets due to change in inputs	€ 6,220	€ 1,260
Financial assets held for trading | EQ Options | Minimum | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | EQ Options | Minimum | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.70	0.70
Financial assets held for trading | EQ Options | Maximum | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Weighted average | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.4249	0.4439
Financial assets held for trading | EQ Options | Weighted average | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.5000
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (320)	€ (280)
Increase in fair value of assets due to change in inputs	€ 200	€ 160
Financial assets held for trading | Inflation Derivatives | Minimum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.02
Financial assets held for trading | Inflation Derivatives | Maximum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Inflation Derivatives | Weighted average | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0435	0.0418
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (200)	€ (290)
Increase in fair value of assets due to change in inputs	€ 280	€ 410
Financial assets held for trading | IR Options | Minimum | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0.004
Financial assets held for trading | IR Options | Maximum | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.30	0.322
Financial assets held for trading | IR Options | Weighted average | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1756	0.1886
Financial assets held for trading | Interest rate swap contract | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,870)	€ (30)
Increase in fair value of assets due to change in inputs	2,940	30
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(2,300)	(1,250)
Increase in fair value of assets due to change in inputs	0	0
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,710)	(1,970)
Increase in fair value of assets due to change in inputs	2,110	2,180
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(690)	(1,010)
Increase in fair value of assets due to change in inputs	920	950
Financial assets held for trading | Interest rate swap contract | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(0)	(60)
Increase in fair value of assets due to change in inputs	€ 30	€ 50
Financial assets held for trading | Interest rate swap contract | Minimum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.709	0.026
Financial assets held for trading | Interest rate swap contract | Minimum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0060	(0.00052)
Financial assets held for trading | Interest rate swap contract | Minimum | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.09	0.094
Financial assets held for trading | Interest rate swap contract | Minimum | Other Measurement Input | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Interest rate swap contract | Minimum | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.025	0.025
Financial assets held for trading | Interest rate swap contract | Maximum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	3.227	0.083
Financial assets held for trading | Interest rate swap contract | Maximum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0300	0.00052
Financial assets held for trading | Interest rate swap contract | Maximum | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.098
Financial assets held for trading | Interest rate swap contract | Maximum | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.090	0.062
Financial assets held for trading | Interest rate swap contract | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	2.0979	0.0560
Financial assets held for trading | Interest rate swap contract | Weighted average | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01815	0.000009
Financial assets held for trading | Interest rate swap contract | Weighted average | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0957	0.0960
Financial assets held for trading | Interest rate swap contract | Weighted average | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0900	0.0417
Financial assets held for trading | Property Derivatives | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,780)	€ (3,920)
Increase in fair value of assets due to change in inputs	€ 3,780	€ 3,920
Financial assets held for trading | Property Derivatives | Minimum | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.06)	(0.05)
Financial assets held for trading | Property Derivatives | Maximum | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Property Derivatives | Weighted average | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets held for trading | Other Debt Securities | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (450)
Increase in fair value of assets due to change in inputs	€ 180
Financial assets held for trading | Other Debt Securities | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10
Financial assets held for trading | Other Debt Securities | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90
Financial assets held for trading | Other Debt Securities | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3353
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (530)	€ (550)
Increase in fair value of assets due to change in inputs	€ 570	€ 590
Financial assets held for trading | Foreign Exchange Options | Minimum | Volatility | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Foreign Exchange Options | Maximum | Volatility | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.40	0.40
Financial assets held for trading | Foreign Exchange Options | Weighted average | Volatility | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.2081	0.2081
Financial assets held for trading | Securitisation Swap | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (5,590)	€ (4,950)
Increase in fair value of assets due to change in inputs	€ 5,590	€ 4,950
Financial assets held for trading | Securitisation Swap | Minimum | Prepayment rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.252)	(0.2230)
Financial assets held for trading | Securitisation Swap | Maximum | Prepayment rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.308	0.2720
Financial assets held for trading | Securitisation Swap | Weighted average | Prepayment rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0280	0.0247
Financial assets held for trading | Structured Notes | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,530)	€ (1,530)
Increase in fair value of assets due to change in inputs	€ 1,530	€ 1,530
Financial assets held for trading | Structured Notes | Minimum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.10)	(0.10)
Financial assets held for trading | Structured Notes | Maximum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Structured Notes | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets held for trading | Credit Default Models | Credit Default Models
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (140)
Increase in fair value of assets due to change in inputs		€ 140
Financial assets held for trading | Credit Default Models | Minimum | Illiquid Credit Default Spread Curves | Credit Default Models
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0100
Financial assets held for trading | Credit Default Models | Maximum | Illiquid Credit Default Spread Curves | Credit Default Models
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0200
Financial assets held for trading | Credit Default Models | Weighted average | Illiquid Credit Default Spread Curves | Credit Default Models
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.014914
Financial assets held for trading | Caps/Floors | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (20)
Increase in fair value of assets due to change in inputs	€ 20
Financial assets held for trading | Caps/Floors | Minimum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0002)
Financial assets held for trading | Caps/Floors | Maximum | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0002
Financial assets held for trading | Caps/Floors | Weighted average | Interest rate, measurement input | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000002
Financial assets at fair value through profit and loss | Loans | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (190)	€ (210)
Increase in fair value of assets due to change in inputs	€ 190	€ 210
Financial assets at fair value through profit and loss | Loans | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Financial assets at fair value through profit and loss | Loans | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.03
Financial assets at fair value through profit and loss | Loans | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0105	0.0155
Financial assets at fair value through profit and loss | Mortgage Portfolio | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (240)	€ (230)
Increase in fair value of assets due to change in inputs	€ 240	€ 230
Financial assets at fair value through profit and loss | Mortgage Portfolio | Minimum | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets at fair value through profit and loss | Mortgage Portfolio | Maximum | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets at fair value through profit and loss | Mortgage Portfolio | Weighted average | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through profit and loss | Other Debt Securities | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,110)	€ (4,480)
Increase in fair value of assets due to change in inputs	€ 3,900	€ 4,250
Financial assets at fair value through profit and loss | Other Debt Securities | Minimum | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets at fair value through profit and loss | Other Debt Securities | Maximum | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets at fair value through profit and loss | Other Debt Securities | Weighted average | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0389	0.0389
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (171,920)	€ (149,490)
Increase in fair value of assets due to change in inputs	€ 171,920	€ 149,490
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1	1.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (350)	€ (350)
Increase in fair value of assets due to change in inputs	€ 350	€ 350
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Minimum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Maximum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Weighted average | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through other comprehensive income | Corporate Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (90)	€ (90)
Increase in fair value of assets due to change in inputs	€ 90	€ 90
Financial assets at fair value through other comprehensive income | Corporate Debt | Minimum | Margin Of A Preference Portfolio, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0001)
Financial assets at fair value through other comprehensive income | Corporate Debt | Minimum | Margin Of A Reference Portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.01)
Financial assets at fair value through other comprehensive income | Corporate Debt | Maximum | Margin Of A Preference Portfolio, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0001
Financial assets at fair value through other comprehensive income | Corporate Debt | Maximum | Margin Of A Reference Portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.01
Financial assets at fair value through other comprehensive income | Corporate Debt | Weighted average | Margin Of A Preference Portfolio, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets at fair value through other comprehensive income | Corporate Debt | Weighted average | Margin Of A Reference Portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0000
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (0)	€ (0)
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate, measurement input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.004	0
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate, measurement input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.024	0.02
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate, measurement input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0142	0.0099
Financial assets at fair value through other comprehensive income | Loans | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (200)	€ (3,460)
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(19,500)	(20,800)
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(570)	(680)
Increase in fair value of assets due to change in inputs	570	680
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(20,300)	(20,300)
Increase in fair value of assets due to change in inputs	20,300	20,300
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(2,780)	(5,020)
Increase in fair value of assets due to change in inputs	€ 1,390	€ 2,510
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01677	0.01677
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10
Financial assets at fair value through other comprehensive income | Loans | Minimum | Market Price, Measurement Input | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.10)	(0.10)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Interest rate, measurement input | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.045	0.046
Financial assets at fair value through other comprehensive income | Loans | Minimum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.03658	0.03658
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90
Financial assets at fair value through other comprehensive income | Loans | Maximum | Market Price, Measurement Input | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.20	0.20
Financial assets at fair value through other comprehensive income | Loans | Maximum | Interest rate, measurement input | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.081	0.090
Financial assets at fair value through other comprehensive income | Loans | Maximum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.016774	167.74
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1000
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Market Price, Measurement Input | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Interest rate, measurement input | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0628	0.0680
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (35,460)	€ (49,240)
Increase in fair value of assets due to change in inputs	€ 35,460	€ 49,240
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Mortgage Letters | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 130
Increase in fair value of assets due to change in inputs	€ 130
Financial assets at fair value through other comprehensive income | Mortgage Letters | Minimum | Mortgage Letters, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.059
Financial assets at fair value through other comprehensive income | Mortgage Letters | Maximum | Mortgage Letters, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.062
Financial assets at fair value through other comprehensive income | Mortgage Letters | Weighted average | Mortgage Letters, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0608